Reserves - Summary of Reserves (Parenthetical) (Detail) - Chinese accounting standards [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statutory reserve fund [member]
Disclosure of reserves within equity [Line Items]
Percentage of net profit on statutory reserve	10.00%
Statutory reserve	¥ 3,218	¥ 1,927	¥ 3,438
Discretionary reserve fund [member]
Disclosure of reserves within equity [Line Items]
Discretionary reserve fund	¥ 1,927	3,438	3,160
General reserve [member]
Disclosure of reserves within equity [Line Items]
Percentage of net profit on general reserve	10.00%
General reserve for catastrophe	¥ 3,218	1,927	3,438
Transfer of General reserve to subsidiaries	¥ 82	¥ 75	¥ 54